Citigroup Mortgage Loan Trust 2025-1 ABS-15G

Exhibit 99.1 - Schedule 7(b)

Category	# of Mortgage Loans	% of Mortgage Loans
No Delinquency, No Missing Data	302	98.37%
Delinquency, No Missing Data	5	1.63%
No Delinquency, At Least One Month Missing	0	0.00%
Delinquency, At Least One Month Missing	0	0.00%
Total	307	100.00%